PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Short term provisions (Details) ₺ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Oct. 18, 2023 shares	Sep. 28, 2023 TRY (₺) shares	Sep. 28, 2023 USD ($) shares	Jul. 31, 2023 TRY (₺)	Mar. 12, 2023 TRY (₺)	Nov. 11, 2022 TRY (₺)	May 31, 2023 TRY (₺)	May 31, 2023 USD ($)	Dec. 31, 2023 TRY (₺)	Sep. 28, 2023 USD ($)	Dec. 31, 2022 TRY (₺)	Dec. 05, 2022 TRY (₺)	Dec. 05, 2022 USD ($)	Dec. 02, 2022 TRY (₺)	Dec. 02, 2022 USD ($)	Dec. 31, 2021 TRY (₺)
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions									₺ 81,728		₺ 650,895					₺ 358,429
Acquisition of treasury shares from counterparty									48,023
Provision for settlement of legal proceedings
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions											429,028			₺ 429,028	$ 13,900	0
Amount paid into escrow							₺ 388,791	$ 13,900
Provision for settlement of legal proceedings | TurkCommerce B.V.
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Amount agreed to be contributed by counterparty		₺ 121,820								$ 3,975		₺ 121,820	$ 3,975
Provision for settlement of legal proceedings | Class B ordinary shares | TurkCommerce B.V.
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Treasury shares agreed to be purchased from counterparty | shares		4,615,384	4,615,384
Acquisition of treasury shares from counterparty		₺ 169,843	$ 5,732
Treasury shares purchased from counterparty | shares	4,615,384
Provision for Competition Authority penalty
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions									3,627		₺ 157,596					₺ 345,173
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation											1.50%					2.00%
Early payment discount				25.00%							25.00%					25.00%
Discretionary discount on penalty											25.00%
Amount of administrative fine imposed				₺ 3,627
Provision for Competition Authority penalty | Minimum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation																2.00%
Provision for Competition Authority penalty | Maximum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation																4.00%
Provision for Competition Authority on-site inspection
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Early payment discount						25.00%
Amount of administrative fine imposed						₺ 58,129
Amount of administrative fine paid						43,597
Amount of administrative fine paid (historical value)						₺ 26,150
Amount deducted from tax debt towards administrative fine					₺ 16,428
Amount deducted from tax debt towards administrative fine (historical value)					₺ 13,075
Refund on administrative fee paid (in percentage)					50.00%
Provision for Turkish Capital Markets Board fee
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions									52,976		₺ 39,125
Board registration fee											39,125
Provision for legal disputes
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions									₺ 25,125		₺ 25,146					₺ 13,256